Commitments - Lease (Details)	Dec. 31, 2025 CAD ($)
Minimum committed lease payments
Base rent	$ 156,898
Variable rent	146,897
Total	303,795
2026
Minimum committed lease payments
Base rent	55,376
Variable rent	51,846
Total	107,222
2027
Minimum committed lease payments
Base rent	55,376
Variable rent	51,846
Total	107,222
2028
Minimum committed lease payments
Base rent	46,146
Variable rent	43,205
Total	$ 89,351